About the Company (Details Narrative) (10Q) - USD ($)	Mar. 01, 2017	Oct. 07, 2016	Sep. 15, 2016	Feb. 28, 2017	Nov. 21, 2016	Sep. 26, 2016	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013
Common stock conversion shares value			$ 200,000
Common stock, par value							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized							70,000,000		70,000,000
Minimum [Member]
Common stock, shares authorized					75,000,000
Maximum [Member]
Common stock, shares authorized					200,000,000
Class A Common Stock [Member]
Unregistered restricted shares issued			30,000,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Number of shares issued		$ 30,000,000	$ 200,000
Common stock, shares authorized				130,000,000	130,000,000		130,000,000
Class B Common Stock [Member]
Unregistered restricted shares issued			6,000,000
Common stock voting rights			which carries a voting weight equal to ten (10) Common Shares
Common stock, par value				$ 0.001		0.001	$ 0.001
Number of shares issued	$ 40,000,000	$ 6,000,000	$ 200,000
Common stock, shares authorized				6,000,000	6,000,000		6,000,000
Class C Common Stock [Member]
Unregistered restricted shares issued			40,000,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Number of shares issued			$ 200,000
Common stock, shares authorized				64,000,000	64,000,000		64,000,000